Segmental analysis - Operating profit from continuing operations (Details) £ in Millions	12 Months Ended
	Mar. 31, 2020 GBP (£)	Mar. 31, 2019 GBP (£) settlement	Mar. 31, 2018 GBP (£)
Disclosure of operating segments [line items]
Operating profit from continuing operations	£ 2,780	£ 2,870	£ 3,493
Cash received from legal settlements		£ 95
Number of legal settlements | settlement		2
Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	3,307	£ 3,442	3,457
UK
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,915	1,422	1,840
UK | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,925	1,695	1,840
US
Disclosure of operating segments [line items]
Operating profit from continuing operations	865	1,448	1,653
US | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,382	1,747	1,617
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,316	778	1,041
Operating segments | UK Electricity Transmission | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,320	1,015	1,041
Operating segments | UK Gas Transmission
Disclosure of operating segments [line items]
Operating profit from continuing operations	347	267	487
Operating segments | UK Gas Transmission | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	348	303	487
Operating segments | US Regulated
Disclosure of operating segments [line items]
Operating profit from continuing operations	880	1,425	1,734
Operating segments | US Regulated | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,397	1,724	1,698
Unallocated amounts | NG Ventures and Other
Disclosure of operating segments [line items]
Operating profit from continuing operations	237	400	231
Cash received from legal settlements		£ 95
Number of legal settlements | settlement		2
Unallocated amounts | NG Ventures and Other | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	242	£ 400	231
Unallocated amounts | NG Ventures
Disclosure of operating segments [line items]
Operating profit from continuing operations	268	263	234
Unallocated amounts | NG Ventures | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	£ 269	£ 263	£ 234